MARKETABLE SECURITIES - NONCURRENT (Tables)	12 Months Ended
Dec. 31, 2020
Marketable Securities [Abstract]
Summary of Marketable Securities Noncurrent	Marketable securities – noncurrent consist of the following:
	December 31
(in US$ thousands)	2019	2020
Debt securities, classified as available-for-sale	$—	$10,000